Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Loans, including fees	$ 14,465	$ 14,868	$ 16,092
Taxable securities	1,950	1,267	1,311
Tax-exempt securities	513	583	738
Other interest income	4	16	29
Total interest income	16,932	16,734	18,170
Interest expense:
Deposits	2,356	2,871	3,621
Securities sold under agreements to repurchase	4	4	4
Short-term borrowings	15	8	1
Long-term debt	207
Other interest bearing liabilities	16	17	22
Total interest expense	2,598	2,900	3,648
Net interest income	14,334	13,834	14,522
Provision for loan losses	357	415	1,411
Net interest income after provision for loan losses	13,977	13,419	13,111
Non-interest income:
Customer service fees	1,278	1,290	1,282
Debit card fee income	847	822	809
Earnings on bank-owned life insurance and annuities	391	416	450
Trust fees	438	355	379
Commissions from sales of non-deposit products	352	375	353
Income from unconsolidated subsidiary	236	237	249
Fees derived from loan activity	202	165	197
Mortgage banking income	214	338	567
Gain (loss) on calls of securities	9	(2)	2
Gain from life insurance proceeds	165		53
Other non-interest income	202	237	251
Total non-interest income	4,334	4,233	4,592
Non-interest expense:
Employee compensation expense	5,876	5,413	5,190
Employee benefits	1,444	1,615	2,096
Occupancy	993	971	929
Equipment	470	462	510
Data processing expense	1,545	1,450	1,440
Director compensation	205	223	234
Professional fees	396	388	362
Taxes, other than income	340	483	438
FDIC Insurance premiums	310	331	327
Loss (gain) on sales of other real estate owned	22	(39)	34
Amortization of intangibles	45	45	45
Amortization of investment in low-income housing partnership	479	448
Other non-interest expense	1,445	1,356	1,472
Total non-interest expense	13,570	13,146	13,077
Income before income taxes	4,741	4,506	4,626
Provision for income taxes	525	505	978
Net income	$ 4,216	$ 4,001	$ 3,648
Earnings per share
Basic	$ 1.01	$ 0.95	$ 0.86
Diluted	$ 1.01	$ 0.95	$ 0.86
Cash dividends declared per share	$ 0.88	$ 0.88	$ 0.88
Weighted average basic shares outstanding	4,192,761	4,210,336	4,231,404
Weighted average diluted shares outstanding	4,193,129	4,211,078	4,233,448